Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Share Option Activity

The following table summarizes the share option activity for the year ended December 31, 2018:

Options Granted to Employees and Directors	Number of Options	Weighted- Average Exercise Price	Weighted- Average grant-date Fair Value per Option	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
		RMB	RMB		RMB
Outstanding, December 31, 2016	5,472,031	2.32	2.13	7.89	34,255
Granted	894,115	16.29	10.34	—	—
Forfeited	—	—	—	—	—
Expired	—	—	—	—	—
Exercised	—	—	—	—	—
Cancelled	—	—	—	—	—
Outstanding, December 31, 2017	6,366,146	4.33	3.31	7.21	95,559
Vested and expected to vest at December 31, 2017	6,366,146	4.33	3.31	7.21	95,559
Outstanding, December 31, 2017	6,366,146	4.33	3.31	7.21	95,559
Granted	1,736,390	26.68	45.72	—	—
Forfeited	55,520	26.55	24.69	—	—
Expired	—	—	—	—	—
Exercised	—	—	—	—	—
Cancelled	14,558	6.56	1.87	—	—
Outstanding, December 31, 2018	8,032,458	9.04	12.48	7.47	507,876
Vested and expected to vest at December 31, 2018	8,032,458	9.04	12.48	7.47	507,876
Exercisable at December 31, 2018	5,185,893	2.75	3.09	6.73	360,505

Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted

11Share-based compensation (continued)

The following table presents assumptions used to estimate the fair values of share options granted for the year ended December 31, 2017 and 2018:

	2016	2017	2018
Risk-free interest rate	1.83% - 1.84%	2.27% - 2.41%	2.27% - 2.93%
Dividend yield	0%	0%	0%
Expected volatility	47.33% - 47.60%	46.33% - 47.15%	45.30% - 46.10%
Weighted average expected volatility	47.44%	46.66%	45.98%
Expected exercise multiple	2.5	2.5	2.5

(i)

Risk-free interest rate – The risk-free interest rate for periods within the contractual life of the options is based on the US Treasury yield curve in effect at the time of the grant for a term consistent with the contractual term of the awards.

(ii)	Dividend yield – The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options.

(iii)	Expected volatility – Expected volatility is estimated based on the historical volatility of common shares of several comparable publicly-traded companies in the same industry.
(iv)	Expected exercise multiple – expected exercise multiple is estimated based on changes in expected intrinsic value of the option and the likelihood of early exercise by employees.

Summary of Restricted Share Units

A summary of the restricted share units for the year ended December 31, 2018 was stated below:

Restricted Share Units Granted to Employees and Directors	Number of Share Units	Weighted-Average Exercise Price	Weighted- Average grant-date Fair Value per Option	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
		RMB	RMB		RMB
Outstanding, December 31, 2017	—	—	—	—	—
Granted	12,550	—	54.69	9.68	907
Forfeited	—	—	—	—	—
Expired	—	—	—	—	—
Exercised	—	—	—	—	—
Cancelled	—	—	—	—	—
Outstanding, December 31, 2018	12,550	—	54.69	9.68	907
Vested and expected to vest at December 31, 2018	12,550	—	54.69	9.68	907
Exercisable at December 31, 2018	—	—	—	—	—

Summary of Total Compensation Costs Recognized

11Share-based compensation (continued)

Total compensation costs recognized for the year ended December 31, 2017 and 2018 were as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Research and development	664	1,408	9,448	1,374
Sales and marketing	189	944	3,347	487
General and administrative	1,850	5,923	11,766	1,711
Total	2,703	8,275	24,561	3,572